Note 6 - Premises and Equipment	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]
(6)	Premises and Equipment

The detail of premises and equipment at  December 31, 2020 and 2019 is as follows:

	In Thousands
	2020	2019
Land	$17,093	17,093
Buildings	46,584	46,389
Leasehold improvements	573	533
Furniture and equipment	13,861	13,000
Automobiles	175	243
Construction-in-progress	317	1,339
	78,603	78,597
Less accumulated depreciation	(20,401)	(18,302)
	$58,202	60,295

During 2020, 2019 and 2018, payments of $571,000, $2,207,000 and $2,633,000, respectively, were made to an entity owned by a director for the construction of buildings and repair work on existing buildings.

Depreciation expense was $4,250,000, $3,984,000 and $3,602,000 for the years ended December 31, 2020, 2019 and 2018, respectively.